YieldMax Ultra Option Income Strategy ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 93.4%		Shares	Value
Computers - 7.8%
Rigetti Computing, Inc. (a)(b)(c)		7,873,100	$114,159,950
Super Micro Computer, Inc. (a)(b)(c)		1,533,100	90,406,907
			204,566,857

Diversified Financial Services - 17.6%
BitMine Immersion Technologies, Inc. (a)(b)		2,503,000	86,703,920
Coinbase Global, Inc. - Class A (a)(b)(c)		336,100	126,965,136
Galaxy Digital, Inc. - Class A (a)(b)(c)		3,097,100	88,004,096
Upstart Holdings, Inc. (a)(b)(c)		1,524,700	124,628,978
Webull Corp. (a)(b)		2,500,000	35,475,000
			461,777,130

Electric - 5.8%
Oklo, Inc. (a)(b)(c)		1,239,200	94,910,328
Vistra Corp. (b)(c)		277,200	57,807,288
			152,717,616

Electronics - 3.3%
Applied Optoelectronics, Inc. (a)(b)(c)		3,752,600	85,821,962

Energy-Alternate Sources - 4.5%
First Solar, Inc. (a)(b)(c)		679,700	118,763,981

Healthcare-Products - 2.5%
Tempus AI, Inc. (a)(b)(c)		1,159,100	65,593,469

Internet - 11.3%
Reddit, Inc. - Class A (a)(b)(c)		902,900	144,996,711
Robinhood Markets, Inc. - Class A (a)(b)(c)		845,300	87,108,165
Snap, Inc. - Class A (a)(b)(c)		6,837,900	64,481,397
			296,586,273

Investment Companies - 4.0%
MARA Holdings, Inc. (a)(b)(c)		6,555,100	105,406,008

Machinery-Construction & Mining - 7.2%
NuScale Power Corp. (a)(b)(c)		2,537,200	127,392,812
Vertiv Holdings Co. - Class A (b)(c)		430,100	62,622,560
			190,015,372

Software - 26.4%(d)
AppLovin Corp. - Class A (a)(b)(c)		327,000	127,758,900
Innodata, Inc. (a)(b)(c)		2,139,400	117,453,060
IonQ, Inc. (a)(b)(c)		2,798,800	111,588,156
MicroStrategy, Inc. - Class A (a)(b)(c)		328,500	132,011,010
Nebius Group NV (a)(b)(c)		2,410,000	131,176,300
Palantir Technologies, Inc. - Class A (a)(b)(c)		456,300	72,255,105
			692,242,531

Telecommunications - 3.0%
AST SpaceMobile, Inc. (a)(b)(c)		1,483,600	78,883,012
TOTAL COMMON STOCKS (Cost $2,264,336,619)			2,452,374,211

PURCHASED OPTIONS - 2.0%(a)	Notional Amount	Contracts
Call Options - 0.1%(b)(e)(f)			$–
QUALCOMM, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $145.00	$29,352,000	2,000	780,000
Expiration: 08/08/2025; Exercise Price: $155.00	79,250,400	5,400	245,700
Super Micro Computer, Inc., Expiration: 08/08/2025; Exercise Price: $60.00	35,382,000	6,000	2,025,000
Total Call Options			3,050,700

Put Options - 1.9%(b)(e)(f)			$–
2x Long VIX Futures ETF, Expiration: 08/15/2025; Exercise Price: $16.00	33,952,800	19,740	1,480,500
Applied Optoelectronics, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $21.00	66,286,408	28,984	4,202,680
Expiration: 08/08/2025; Exercise Price: $23.00	19,535,554	8,542	2,028,725
AppLovin Corp.		–	$–
Expiration: 08/08/2025; Exercise Price: $340.00	48,837,500	1,250	1,237,500
Expiration: 08/08/2025; Exercise Price: $350.00	78,921,400	2,020	2,727,000
AST SpaceMobile, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $49.00	4,359,940	820	7,380
Expiration: 08/01/2025; Exercise Price: $50.00	74,523,072	14,016	238,272
BitMine Immersion Technologies, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $31.00	20,136,232	5,813	494,105
Expiration: 08/15/2025; Exercise Price: $30.00	51,960,000	15,000	2,325,000
Expiration: 08/15/2025; Exercise Price: $32.00	14,607,688	4,217	1,012,080
Coinbase Global, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $340.00	56,588,448	1,498	154,294
Expiration: 08/01/2025; Exercise Price: $350.00	70,376,688	1,863	423,833
First Solar, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $155.00	12,143,735	695	39,615
Expiration: 08/01/2025; Exercise Price: $160.00	106,620,246	6,102	643,761
Galaxy Digital, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $27.00	68,554,029	24,126	482,520
Expiration: 08/08/2025; Exercise Price: $26.00	19,450,068	6,845	633,163
Innodata, Inc., Expiration: 08/15/2025; Exercise Price: $48.00	117,453,060	21,394	7,273,960
IonQ, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $36.00	11,841,390	2,970	365,310
Expiration: 08/08/2025; Exercise Price: $36.50	59,876,766	15,018	2,170,101
Expiration: 08/08/2025; Exercise Price: $38.00	39,870,000	10,000	1,995,000
MARA Holdings, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $14.50	45,015,960	27,995	349,937
Expiration: 08/08/2025; Exercise Price: $15.00	60,390,048	37,556	807,454
MicroStrategy, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $370.00	53,889,426	1,341	162,932
Expiration: 08/01/2025; Exercise Price: $375.00	78,121,584	1,944	301,320
Nebius Group NV		–	$–
Expiration: 08/01/2025; Exercise Price: $46.50	85,286,367	15,669	117,518
Expiration: 08/08/2025; Exercise Price: $50.00	45,889,933	8,431	1,264,650
NuScale Power Corp.		–	$–
Expiration: 08/01/2025; Exercise Price: $44.50	71,780,216	14,296	650,468
Expiration: 08/08/2025; Exercise Price: $43.50	55,612,596	11,076	1,362,348
Oklo, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $66.00	48,014,271	6,269	21,942
Expiration: 08/08/2025; Exercise Price: $71.00	46,896,057	6,123	1,154,185
Palantir Technologies, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $146.00	16,769,265	1,059	11,119
Expiration: 08/08/2025; Exercise Price: $138.00	55,485,840	3,504	821,688
QUALCOMM, Inc., Expiration: 08/08/2025; Exercise Price: $140.00	49,898,400	3,400	231,200
Reddit, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $134.00	17,134,953	1,067	245,943
Expiration: 08/01/2025; Exercise Price: $135.00	49,718,664	3,096	681,120
Expiration: 08/01/2025; Exercise Price: $140.00	78,143,094	4,866	1,715,265
Rigetti Computing, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $13.00	54,709,950	37,731	830,082
Expiration: 08/08/2025; Exercise Price: $13.50	14,500,000	10,000	360,000
Expiration: 08/15/2025; Exercise Price: $13.00	44,950,000	31,000	1,751,500
Robinhood Markets, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $97.00	36,490,005	3,541	116,853
Expiration: 08/08/2025; Exercise Price: $95.00	50,618,160	4,912	474,008
Snap, Inc., Expiration: 08/08/2025; Exercise Price: $8.50	64,481,397	68,379	2,769,349
Super Micro Computer, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $44.00	28,488,407	4,831	137,683
Expiration: 08/08/2025; Exercise Price: $45.00	41,279,000	7,000	231,000
Expiration: 08/08/2025; Exercise Price: $56.00	20,639,500	3,500	841,750
Tempus AI, Inc., Expiration: 08/08/2025; Exercise Price: $52.00	65,593,469	11,591	1,593,763
Upstart Holdings, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $73.00	5,615,538	687	5,496
Expiration: 08/01/2025; Exercise Price: $75.00	35,377,072	4,328	43,280
Expiration: 08/01/2025; Exercise Price: $77.00	65,007,822	7,953	167,013
Expiration: 08/08/2025; Exercise Price: $75.00	18,628,546	2,279	1,179,383
Vertiv Holdings Co.		–	$–
Expiration: 08/01/2025; Exercise Price: $130.00	5,736,640	394	2,561
Expiration: 08/01/2025; Exercise Price: $135.00	39,967,200	2,745	34,313
Expiration: 08/08/2025; Exercise Price: $140.00	16,918,720	1,162	230,076
Vistra Corp.		–	$–
Expiration: 08/08/2025; Exercise Price: $175.00	28,424,002	1,363	102,225
Expiration: 08/08/2025; Exercise Price: $180.00	8,049,644	386	47,092
Expiration: 08/08/2025; Exercise Price: $190.00	21,333,642	1,023	283,882
Webull Corp., Expiration: 08/08/2025; Exercise Price: $12.00	35,475,000	25,000	237,500
Total Put Options			51,272,697
TOTAL PURCHASED OPTIONS (Cost $59,715,165)			54,323,397

EXCHANGE TRADED FUNDS - 1.3%		Shares
2x Long VIX Futures ETF (a)(b)(c)		1,974,000	33,952,800
TOTAL EXCHANGE TRADED FUNDS (Cost $33,760,141)			33,952,800

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.7%
First American Government Obligations Fund - Class X, 4.23%(g)		201,104,294	201,104,294
TOTAL MONEY MARKET FUNDS (Cost $201,104,294)			201,104,294

TOTAL INVESTMENTS - 104.4% (Cost $2,558,916,219)			2,741,754,702
Liabilities in Excess of Other Assets - (4.4)%			(115,294,997)
TOTAL NET ASSETS - 100.0%			$2,626,459,705
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of this security has been pledged to the broker in connection with written options as of July 31, 2025.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

YieldMax Ultra Option Income Strategy ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (3.2)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (3.2)%
2x Long VIX Futures ETF, Expiration: 08/15/2025; Exercise Price: $20.00	$(33,952,800)	(19,740)	$(2,092,440)
Applied Optoelectronics, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $25.00	(11,830,651)	(5,173)	(788,883)
Expiration: 08/08/2025; Exercise Price: $26.00	(54,455,757)	(23,811)	(2,857,320)
Expiration: 08/08/2025; Exercise Price: $27.00	(19,535,554)	(8,542)	(811,490)
AppLovin Corp.		–	$–
Expiration: 08/08/2025; Exercise Price: $400.00	(48,837,500)	(1,250)	(3,400,000)
Expiration: 08/08/2025; Exercise Price: $420.00	(78,921,400)	(2,020)	(3,989,500)
AST SpaceMobile, Inc., Expiration: 08/01/2025; Exercise Price: $55.00	(78,883,012)	(14,836)	(645,366)
BitMine Immersion Technologies, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $37.00	(20,136,232)	(5,813)	(1,002,743)
Expiration: 08/15/2025; Exercise Price: $35.00	(51,960,000)	(15,000)	(4,875,000)
Expiration: 08/15/2025; Exercise Price: $39.00	(14,607,688)	(4,217)	(906,655)
Coinbase Global, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $405.00	(14,997,072)	(397)	(150,860)
Expiration: 08/01/2025; Exercise Price: $410.00	(60,932,688)	(1,613)	(467,770)
Expiration: 08/01/2025; Exercise Price: $415.00	(51,035,376)	(1,351)	(337,750)
First Solar, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $185.00	(12,143,735)	(695)	(130,312)
Expiration: 08/01/2025; Exercise Price: $192.50	(36,029,326)	(2,062)	(310,331)
Expiration: 08/01/2025; Exercise Price: $195.00	(70,590,920)	(4,040)	(404,000)
Galaxy Digital, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $30.00	(68,554,029)	(24,126)	(603,150)
Expiration: 08/08/2025; Exercise Price: $32.00	(19,450,068)	(6,845)	(718,725)
Innodata, Inc.		–	$–
Expiration: 08/15/2025; Exercise Price: $55.00	(62,564,040)	(11,396)	(7,065,520)
Expiration: 08/15/2025; Exercise Price: $60.00	(54,889,020)	(9,998)	(4,149,170)
IonQ, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $44.50	(11,841,390)	(2,970)	(435,105)
Expiration: 08/08/2025; Exercise Price: $45.00	(59,876,766)	(15,018)	(1,892,268)
Expiration: 08/08/2025; Exercise Price: $47.00	(39,870,000)	(10,000)	(925,000)
MARA Holdings, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $17.50	(45,015,960)	(27,995)	(615,890)
Expiration: 08/08/2025; Exercise Price: $18.00	(60,390,048)	(37,556)	(582,118)
MicroStrategy, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $420.00	(90,097,012)	(2,242)	(607,582)
Expiration: 08/01/2025; Exercise Price: $422.50	(41,913,998)	(1,043)	(270,137)
Nebius Group NV		–	$–
Expiration: 08/01/2025; Exercise Price: $54.50	(85,286,367)	(15,669)	(1,527,728)
Expiration: 08/08/2025; Exercise Price: $59.00	(45,889,933)	(8,431)	(1,475,425)
NuScale Power Corp.		–	$–
Expiration: 08/01/2025; Exercise Price: $54.00	(71,780,216)	(14,296)	(364,548)
Expiration: 08/08/2025; Exercise Price: $56.00	(55,612,596)	(11,076)	(2,115,516)
Oklo, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $75.00	(48,014,271)	(6,269)	(1,438,736)
Expiration: 08/08/2025; Exercise Price: $85.00	(46,896,057)	(6,123)	(930,696)
Palantir Technologies, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $162.50	(16,769,265)	(1,059)	(42,889)
Expiration: 08/08/2025; Exercise Price: $160.00	(15,233,270)	(962)	(839,345)
Expiration: 08/08/2025; Exercise Price: $162.50	(40,252,570)	(2,542)	(1,931,920)
QUALCOMM, Inc., Expiration: 08/08/2025; Exercise Price: $150.00	(108,602,400)	(7,400)	(1,113,700)
Reddit, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $160.00	(17,134,953)	(1,067)	(1,269,730)
Expiration: 08/01/2025; Exercise Price: $165.00	(37,481,706)	(2,334)	(2,298,990)
Expiration: 08/01/2025; Exercise Price: $175.00	(90,380,052)	(5,628)	(3,433,080)
Rigetti Computing, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $15.50	(54,709,950)	(37,731)	(1,716,760)
Expiration: 08/08/2025; Exercise Price: $16.00	(14,500,000)	(10,000)	(340,000)
Expiration: 08/15/2025; Exercise Price: $16.00	(44,950,000)	(31,000)	(2,309,500)
Robinhood Markets, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $107.00	(36,490,005)	(3,541)	(175,280)
Expiration: 08/08/2025; Exercise Price: $108.00	(50,618,160)	(4,912)	(886,616)
Snap, Inc., Expiration: 08/08/2025; Exercise Price: $10.50	(64,481,397)	(68,379)	(3,077,055)
Super Micro Computer, Inc.		–	$–
Expiration: 08/08/2025; Exercise Price: $55.00	(69,767,407)	(11,831)	(7,216,910)
Expiration: 08/08/2025; Exercise Price: $67.00	(20,639,500)	(3,500)	(449,750)
Expiration: 08/08/2025; Exercise Price: $70.00	(35,382,000)	(6,000)	(504,000)
Tempus AI, Inc., Expiration: 08/08/2025; Exercise Price: $62.00	(65,593,469)	(11,591)	(1,941,492)
Upstart Holdings, Inc.		–	$–
Expiration: 08/01/2025; Exercise Price: $84.00	(5,615,538)	(687)	(49,807)
Expiration: 08/01/2025; Exercise Price: $85.00	(57,291,566)	(7,009)	(332,927)
Expiration: 08/01/2025; Exercise Price: $87.00	(43,093,328)	(5,272)	(187,156)
Expiration: 08/08/2025; Exercise Price: $90.00	(18,628,546)	(2,279)	(1,190,777)
Vertiv Holdings Co.		–	$–
Expiration: 08/01/2025; Exercise Price: $148.00	(45,703,840)	(3,139)	(317,039)
Expiration: 08/08/2025; Exercise Price: $155.00	(16,918,720)	(1,162)	(160,937)
Vistra Corp.		–	$–
Expiration: 08/08/2025; Exercise Price: $200.00	(10,510,416)	(504)	(711,900)
Expiration: 08/08/2025; Exercise Price: $210.00	(17,913,586)	(859)	(745,183)
Expiration: 08/08/2025; Exercise Price: $217.50	(29,383,286)	(1,409)	(778,473)
Webull Corp., Expiration: 08/08/2025; Exercise Price: $15.50	(35,475,000)	(25,000)	(1,050,000)
Total Call Options			(83,958,950)

Put Options - (0.0)% (c)
2x Long VIX Futures ETF, Expiration: 08/15/2025; Exercise Price: $14.00	(33,952,800)	(19,740)	(424,410)
QUALCOMM, Inc., Expiration: 08/08/2025; Exercise Price: $145.00	(49,898,400)	(3,400)	(663,000)
Total Put Options			(1,087,410)
TOTAL WRITTEN OPTIONS (Premiums received $96,214,760)			$(85,046,360)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

YieldMax Ultra Option Income Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,452,374,211	$–	$–	$2,452,374,211
Purchased Options	–	54,323,397	–	54,323,397
Exchange Traded Funds	33,952,800	–	–	33,952,800
Money Market Funds	201,104,294	–	–	201,104,294
Total Investments	$2,687,431,305	$54,323,397	$–	$2,741,754,702

Liabilities:
Investments:
Written Options	$–	$(85,046,360)	$–	$(85,046,360)
Total Investments	$–	$(85,046,360)	$–	$(85,046,360)